UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-00159

Name of Registrant:	Putnam Investors Fund

Address of Principal Executive Offices:	100 Federal Street
Boston, Massachusetts 02110

Name and address of agent of service:	Robert Burns, Vice President
Putnam Investors Fund
100 Federal Street
Boston, Massachusetts 02110

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	07/31

Date of reporting period:	07/01/2018 - 06/30/2019

Registrant:	Putnam Investors Fund
Fund Name:	Putnam Investors Fund
Date of fiscal year end:	07/31

DXC Technology Company
	Ticker	Security ID:	Meeting Date		Meeting Status
	DXC	CUSIP 23355L106	08/15/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Mukesh Aghi	Mgmt	For	For	For
	2	Elect Amy E. Alving	Mgmt	For	Against	Against
	3	Elect David L. Herzog	Mgmt	For	For	For
	4	Elect Sachin S. Lawande	Mgmt	For	For	For
	5	Elect J. Michael Lawrie	Mgmt	For	For	For
	6	Elect Mary Louise Krakauer	Mgmt	For	For	For
	7	Elect Julio A. Portalatin	Mgmt	For	For	For
	8	Elect Peter Rutland	Mgmt	For	For	For
	9	Elect Manoj P. Singh	Mgmt	For	For	For
	10	Elect Robert F. Woods	Mgmt	For	For	For
	11	Ratification of Auditor	Mgmt	For	For	For
	12	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Jazz Pharmaceuticals Public Limited Company
	Ticker	Security ID:	Meeting Date		Meeting Status
	JAZZ	CUSIP G50871105	08/02/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Peter Gray	Mgmt	For	For	For
	2	Elect Kenneth W. O'Keefe	Mgmt	For	For	For
	3	Elect Elmar Schnee	Mgmt	For	For	For
	4	Elect Catherine A. Sohn	Mgmt	For	For	For
	5	Appointment of Auditor and Authority to Set Fees	Mgmt	For	For	For
	6	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	7	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	For

Mckesson Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	MCK	CUSIP 58155Q103	07/25/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect N. Anthony Coles	Mgmt	For	For	For
	2	Elect John H. Hammergren	Mgmt	For	For	For
	3	Elect M. Christine Jacobs	Mgmt	For	For	For
	4	Elect Donald R. Knauss	Mgmt	For	For	For
	5	Elect Marie L. Knowles	Mgmt	For	For	For
	6	Elect Bradley E. Lerman	Mgmt	For	For	For
	7	Elect Edward A. Mueller	Mgmt	For	For	For
	8	Elect Susan R. Salka	Mgmt	For	For	For
	9	Ratification of Auditor	Mgmt	For	For	For
	10	Advisory Vote on Executive Compensation	Mgmt	For	Against	Against
	11	Shareholder Proposal Regarding Lobbying Report	ShrHoldr	Against	Against	For
	12	Shareholder Proposal Regarding Compensation in the Event of a Change in Control	ShrHoldr	Against	Against	For
	13	Shareholder Proposal Regarding Use of GAAP Metrics in Executive Compensation	ShrHoldr	Against	Against	For
	14	Shareholder Proposal Regarding Right to Call Special Meetings	ShrHoldr	Against	Against	For

The Walt Disney Company
	Ticker	Security ID:	Meeting Date		Meeting Status
	DIS	CUSIP 254687106	07/27/2018		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Fox Merger	Mgmt	For	For	For
	2	Right to Adjourn Meeting	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorised.

Registrant:	Putnam Investors Fund

By:	/s/Jonathan S. Horowitz

Name:	Jonathan S. Horowitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 12, 2019